IFRS 7 Disclosure (Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure Of Unencumbered Assets [Table]
Unencumbered liquid assets	$ 530,456	$ 541,664
Foreign branches [member]
Disclosure Of Unencumbered Assets [Table]
Unencumbered liquid assets	40,632	44,341
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [Table]
Unencumbered liquid assets	211,078	205,408
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [Table]
Unencumbered liquid assets	$ 278,746	$ 291,915